FINANCIAL RISK MANAGEMENT - Expected Maturity of Financial Assets and Liablities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 6,706	$ 4,074	$ 4,148
Accounts receivable (note 18)	791	763
Notes receivable	247	217
Current receivables due from joint ventures	133	260
Non-current receivables due from joint ventures	200	202
Contingent consideration	169	0
Current derivative financial liabilities	89	0
Kibali [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	244	89
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	6,706	4,074
Accounts receivable (note 18)	791	763
Notes receivable	247	217
Restricted cash and cash equivalents	101	65
Contingent consideration	169
Other assets	218	122
Trade and other payables, undiscounted cash flows	1,859	1,613
Bank borrowings, undiscounted cash flows	4,724	4,749
Derivative financial liabilities	386
Other non-derivative financial Liabilities, undiscounted cash flows	803	595
Liquidity risk | Kibali [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current receivables due from joint ventures	333	462
Liquidity risk | Norte Abierto Project
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current receivables due from joint ventures	77	74
Liquidity risk | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	6,706	4,074
Accounts receivable (note 18)	791	763
Notes receivable	0	0
Restricted cash and cash equivalents	0	0
Contingent consideration	0
Other assets	19	0
Trade and other payables, undiscounted cash flows	1,859	1,613
Bank borrowings, undiscounted cash flows	56	24
Current derivative financial liabilities	89
Other non-derivative financial Liabilities, undiscounted cash flows	63	85
Liquidity risk | Not later than one year [member] | Kibali [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current receivables due from joint ventures	133	260
Liquidity risk | Not later than one year [member] | Norte Abierto Project
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current receivables due from joint ventures	6	23
Liquidity risk | Later than one year and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	0	0
Accounts receivable (note 18)	0	0
Notes receivable	80	61
Restricted cash and cash equivalents	11	5
Contingent consideration	86
Other assets	91	46
Trade and other payables, undiscounted cash flows	0	0
Bank borrowings, undiscounted cash flows	14	69
Derivative financial liabilities	297
Other non-derivative financial Liabilities, undiscounted cash flows	171	167
Liquidity risk | Later than one year and not later than three years [member] | Kibali [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current receivables due from joint ventures	200	202
Liquidity risk | Later than one year and not later than three years [member] | Norte Abierto Project
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current receivables due from joint ventures	0	0
Liquidity risk | Later than three years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	0	0
Accounts receivable (note 18)	0	0
Notes receivable	0	0
Restricted cash and cash equivalents	0	0
Contingent consideration	77
Other assets	92	45
Trade and other payables, undiscounted cash flows	0	0
Bank borrowings, undiscounted cash flows	7	12
Derivative financial liabilities	0
Other non-derivative financial Liabilities, undiscounted cash flows	367	97
Liquidity risk | Later than three years and not later than five years [member] | Kibali [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current receivables due from joint ventures	0	0
Liquidity risk | Later than three years and not later than five years [member] | Norte Abierto Project
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current receivables due from joint ventures	32	0
Liquidity risk | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	0	0
Accounts receivable (note 18)	0	0
Notes receivable	167	156
Restricted cash and cash equivalents	90	60
Contingent consideration	6
Other assets	16	31
Trade and other payables, undiscounted cash flows	0	0
Bank borrowings, undiscounted cash flows	4,647	4,644
Derivative financial liabilities	0
Other non-derivative financial Liabilities, undiscounted cash flows	202	246
Liquidity risk | Later than five years [member] | Kibali [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current receivables due from joint ventures	0	0
Liquidity risk | Later than five years [member] | Norte Abierto Project
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current receivables due from joint ventures	$ 39	$ 51